Segment Information - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Sales revenues	$ 18,502	$ 20,753	$ 37,305	$ 40,355
Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	$ 3,662	$ 3,793	$ 7,092	$ 7,265